UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-03651

Touchstone Strategic Trust – June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code:  800-638-8194

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Credit Opportunities Fund – March 31, 2016 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 68.0%

	Consumer Discretionary — 20.6%
$530,000	Altice Luxembourg SA (Luxembourg),
	144a, 7.750%, 5/15/22	$521,562
300,000	AMC Entertainment, Inc.,
	5.875%, 2/15/22(B)	308,250
300,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.625%, 4/15/21	309,000
500,000	Ashtead Capital, Inc., 144a,
	6.500%, 7/15/22	531,250
165,000	Boyd Gaming Corp., 144a,
	6.375%, 4/1/26	171,188
300,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	252,750
300,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.125%, 2/15/23	306,000
600,000	Cedar Fair LP / Canada's Wonderland
	Co. / Magnum Management Corp.,
	5.375%, 6/1/24	621,000
300,000	Cinemark USA, Inc., 4.875%, 6/1/23	302,535
439,000	ClubCorp Club Operations, Inc., 144a,
	8.250%, 12/15/23	419,245
100,000	CSC Holdings LLC, 5.250%, 6/1/24	89,125
600,000	Dollar Tree, Inc., 144a, 5.750%, 3/1/23	636,000
575,000	L Brands, Inc., 6.875%, 11/1/35	623,993
300,000	Lamar Media Corp., 5.375%, 1/15/24(B)	312,840
100,000	Lamar Media Corp., 144a,
	5.750%, 2/1/26	105,000
650,000	MGM Resorts International,
	6.625%, 12/15/21	697,125
800,000	Numericable-SFR SAS (France), 144a,
	6.250%, 5/15/24	775,600
833,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 5.750%, 10/15/20	854,866
835,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	849,529
140,000	Sally Holdings LLC / Sally Capital, Inc.,
	5.625%, 12/1/25	149,100
300,000	Sally Holdings LLC / Sally Capital, Inc.,
	5.750%, 6/1/22	313,875
600,000	Seminole Hard Rock Entertainment,
	Inc. / Seminole Hard Rock
	International LLC, 144a,
	5.875%, 5/15/21	601,500
300,000	Sinclair Television Group, Inc., 144a,
	5.625%, 8/1/24	301,500
125,000	Sinclair Television Group, Inc., 144a,
	5.875%, 3/15/26	127,969
325,000	Sirius XM Radio, Inc., 144a,
	4.625%, 5/15/23	319,719
300,000	Six Flags Entertainment Corp., 144a,
	5.250%, 1/15/21	308,250
300,000	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.250%, 1/15/26	300,000
250,000	Ziggo Bond Finance BV (Netherlands),
	144a, 5.875%, 1/15/25	245,000
		11,353,771

	Telecommunication Services — 13.5%
900,000	Altice US Finance I Corp., 144a,
	5.375%, 7/15/23	924,188
900,000	CCO Safari II LLC, 144a,
	4.908%, 7/23/25	949,334
200,000	CenturyLink, Inc., 5.625%, 4/1/20	202,602
400,000	CenturyLink, Inc., 5.625%, 4/1/25	358,000
151,000	CommScope, Inc., 144a,
	5.500%, 6/15/24	152,510
300,000	Digicel Group Ltd. (Bermuda), 144a,
	8.250%, 9/30/20	257,250
500,000	Digicel Ltd. (Bermuda), 144a,
	6.000%, 4/15/21	447,500
110,000	Frontier Communications Corp., 144a,
	11.000%, 9/15/25	110,550
587,000	Inmarsat Finance PLC (United
	Kingdom), 144a, 4.875%, 5/15/22	552,881
50,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	30,125
120,000	Intelsat Jackson Holdings SA
	(Luxembourg), 144a,
	8.000%, 2/15/24	123,600
300,000	Level 3 Financing, Inc., 5.375%, 5/1/25	303,750
500,000	Level 3 Financing, Inc., 144a,
	5.375%, 1/15/24	506,250
100,000	Neptune Finco Corp., 144a,
	6.625%, 10/15/25	108,115
335,000	NeuStar, Inc., 4.500%, 1/15/23	273,025
300,000	Sprint Corp., 7.625%, 2/15/25	222,750
500,000	T-Mobile USA, Inc., 6.375%, 3/1/25	511,875
100,000	Townsquare Media, Inc., 144a,
	6.500%, 4/1/23	95,875
300,000	Univision Communications, Inc., 144a,
	5.125%, 2/15/25	296,250
300,000	Univision Communications, Inc., 144a,
	8.500%, 5/15/21	306,000
600,000	Videotron Ltd. (Canada),
	5.000%, 7/15/22	621,000
95,000	Videotron Ltd., (Canada), 144a,
	5.375%, 6/15/24	98,562
		7,451,992

	Health Care — 12.4%
741,000	Acadia Healthcare Co., Inc.,
	5.625%, 2/15/23	752,115
130,000	Centene Escrow Corp., 144a,
	5.625%, 2/15/21	135,525
130,000	Centene Escrow Corp., 144a,
	6.125%, 2/15/24	136,825
300,000	CHS/Community Health Systems, Inc.,
	6.875%, 2/1/22	270,750
100,000	DaVita HealthCare Partners, Inc.,
	5.000%, 5/1/25	99,000

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 68.0% (Continued)

	Health Care — (Continued)
$800,000	DaVita HealthCare Partners, Inc.,
	5.125%, 7/15/24	$808,000
300,000	Fresenius US Finance II, Inc., 144a,
	4.500%, 1/15/23	304,500
600,000	Grifols Worldwide Operations Ltd.
	(Ireland), 5.250%, 4/1/22	616,500
700,000	HCA, Inc., 5.250%, 4/15/25	721,000
114,000	HCA, Inc., 5.375%, 2/1/25	115,247
620,000	HealthSouth Corp., 5.750%, 9/15/25	626,510
500,000	LifePoint Health, Inc., 5.500%, 12/1/21	522,500
150,000	Mallinckrodt International Finance SA
	(Luxembourg), 4.750%, 4/15/23	123,000
100,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	88,250
400,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.625%, 10/15/23	363,000
201,000	NBTY, Inc., 9.000%, 10/1/18	205,774
600,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	615,540
430,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.125%, 4/15/25	331,100
		6,835,136

	Information Technology — 5.8%
600,000	First Data Corp., 144a, 5.000%, 1/15/24	600,750
430,000	MSCI, Inc., 144a, 5.750%, 8/15/25(B)	452,575
500,000	NCR Corp., 5.000%, 7/15/22	495,000
634,000	Sensata Technologies BV
	(Netherlands), 144a,
	5.000%, 10/1/25	638,755
923,000	VeriSign, Inc., 4.625%, 5/1/23	932,230
66,000	Western Digital Corp., 144a,
	7.375%, 4/1/23(C)	67,320
		3,186,630

	Energy — 5.5%
300,000	Constellium N.V., 144a, 7.875%, 4/1/21	299,739
170,000	Continental Resources, Inc. OK,
	4.500%, 4/15/23	142,162
250,000	Energy Transfer Equity LP,
	5.500%, 6/1/27	200,625
500,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	440,000
400,000	Halcon Resources Corp., 144a,
	8.625%, 2/1/20	284,000
150,000	MEG Energy Corp. (Canada), 144a,
	7.000%, 3/31/24	88,500
400,000	Midstates Petroleum Co., Inc. /
	Midstates Petroleum Co. LLC,
	10.000%, 6/1/20	149,000
500,000	MPLX LP, 144a, 4.875%, 6/1/25	455,915
100,000	New Gold, Inc., 144a,
	6.250%, 11/15/22	84,500
100,000	Sabine Pass Liquefaction LLC,
	5.625%, 2/1/21	96,125
500,000	Sabine Pass Liquefaction LLC,
	5.625%, 3/1/25	476,875
89,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	5.500%, 8/15/22	63,190
300,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	5.250%, 5/1/23	276,750
		3,057,381

	Industrials — 4.4%
500,000	Air Medical Merger Sub Corp., 144a,
	6.375%, 5/15/23	468,750
375,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	394,688
700,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	637,000
300,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 5.000%, 4/15/22	307,500
613,000	Oshkosh Corp., 5.375%, 3/1/25	617,598
		2,425,536

	Financials — 2.6%
750,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22	624,375
300,000	Equinix, Inc. REIT, 5.375%, 4/1/23	310,500
200,000	HUB International Ltd., 144a,
	9.250%, 2/15/21	207,500
300,000	Iron Mountain, Inc. REIT, 144a,
	6.000%, 10/1/20	316,125
		1,458,500

	Materials — 2.2%
300,000	Ball Corp., 4.000%, 11/15/23	295,500
500,000	Owens-Brockway Glass Container, Inc.,
	144a, 5.875%, 8/15/23	520,938
400,000	Scotts Miracle-Gro Co. (The), 144a,
	6.000%, 10/15/23	422,000
		1,238,438

	Consumer Staples — 1.0%
200,000	Aramark Services, Inc., 144a,
	5.125%, 1/15/24	210,750
300,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	318,000
		528,750
	Total Corporate Bonds	$37,536,134

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Term Loans — 24.3%

	Industrials — 5.8%
$306,434	Air Medical Group Holdings, Inc.,
	Initial Term Loan, 4.250%, 4/28/22	$298,485
860,375	ARDAGH Holdings USA, Delayed Draw
	Term Loan, 4.000%, 12/17/19	858,938
298,500	Beacon Roofing Supply, Inc., Initial
	Term Loan, 4.00%, 10/1/22	297,879
596,992	Headwaters, Inc., Term B Loan 4.500%,
	3/24/22	598,485
298,500	Jeld-Wen, Inc. (Onex BP Finance LP),
	Term B-1 Loan, 4.750%, 7/1/22	297,381
298,489	Jeld-Wen, Inc., Term B Loan, 5.250%,
	10/15/21	297,617
149,322	Syncreon Global Finance (US), Inc.
	(Syncreon Group B.V.), Term Loan,
	5.250%, 10/28/20	122,195
110,000	Syniverse Holdings Inc, 4/23/19(C)	81,194
299,250	VWR Funding, Inc., Tranche B Term
	Loan (EUR), 4.00%, 1/15/22	340,020
		3,192,194

	Consumer Discretionary — 4.5%
299,250	AMC Entertainment Inc., Initial Term
	Loan, 4.000%, 4/30/20	299,717
52,629	ClubCorp Club Operations, Inc., Term
	B Loan, 4.250%, 12/15/22	52,475
300,000	Cumulus Media Holdings, Inc., Term
	Loan, 4.250%, 12/23/20	201,750
237,260	Life Time Fitness, Inc., Closing Date
	Term Loan, 4.250%, 6/10/22	234,057
95,000	Mattress Holding Corp, 2016
	Incremental Loan, 6.250%, 10/20/21	94,288
389,786	Mohegan Tribal Gaming Authority,
	Term B Loan, 5.500%, 6/15/18	376,389
720,491	Trans Union LLC, 2015 Term B-2 Loan,
	3.500%, 4/9/21	712,925
248,737	York Risk Services Holding Corp., Term
	Loan, 4.75%, 10/1/21	211,116
297,694	Zuffa, LLC, Initial Term Loan, 3.75%,
	2/25/20	293,788
		2,476,505

	Telecommunication Services — 3.8%
298,173	Acosta, Inc., Tranche B-1 Loan, 4.250%,
	9/26/21	290,558
210,741	Affinion Group, Inc., Tranche B Term
	Loan, 6.750%, 4/12/18	186,356
250,000	Intelsat Jackson Holdings Ltd., Tranche
	B-2 Tl, 3.750%, 6/30/19(C)	232,722
497,494	SBA Senior Finance II LLC, Incremental
	Tranche B-2 Term Loan, 3.250%,
	6/10/22	493,583
298,496	Sinclair Television Group, Inc.,
	Incremental Tranche B-1 Term Loan,
	3.500, 7/30/21	297,377
597,301	Townsquare Media, Inc., Initial Term
	Loan, 4.250%, 4/1/22	590,581
		2,091,177

	Health Care — 3.7%
469,667	American Renal Holdings Inc., Term B
	Loan (First Lien), 4.500%, 8/20/19	468,492
594,510	Envision Healthcare Corp., Tranche B-2
	Term Loan, 4.500%, 11/4/20	594,189
997,500	US Renal Care, Inc., Term Loan B,
	5.250%, 11/17/22	992,931
		2,055,612

	Information Technology — 3.0%
500,000	Avago Technologies Cayman Finance
	Ltd., Term B-1 Dollar Loan, 4.250%,
	2/1/23(C)	497,215
142,125	CDW LLC, Term Loan, 3.250%, 4/29/20	141,603
336,364	Entegris, Inc., Tranche B Term Loan,
	3.500%, 4/30/21	335,523
268,799	Evergreen Skills Lux S.A.R.L., Initial
	Term Loan (First Lien)(Luxemburg),
	5.750%, 4/28/21	214,367
112,752	NXP B.V., Tranche B Loan, 3.750%,
	11/5/20	112,928
285,600	On Semiconductor Corp., Term Loan
	B, 3/31/23(C)	285,689
75,000	Western Digital Corp., Term Loan B,
	3/30/23(C)	74,039
		1,661,364

	Financials — 2.4%
450,000	Asurion LLC, Term Loan (Second Lien),
	8.500%, 3/3/21	420,376
300,000	Equinix, Inc., Term B Loan, 4.000%,
	1/6/23	300,000
596,199	HUB International Ltd., Initial Term
	Loan, 4.000%, 10/2/20	579,803
		1,300,179

	Energy — 1.0%
18,662	Alinta Energy Finance Pty. Ltd.,
	Delayed Draw Term Loan, 6.375%,
	8/13/18	17,904
280,314	Alinta Energy Finance Pty. Ltd., Term B
	Loan, 6.375%, 8/13/19	268,928
39,548	Emerald 2 Ltd., Term Loan B-1,
	5/14/21(C)	34,604
18,457	Energy & Exploration Partner, DIP
	Term Loan, 0.110%, 1/22/19	18,319
299,242	Energy & Exploration Partners, LLC,
	Initial Loan, 1/22/19(D)	31,920
99,740	MEG Energy Corp., Incremental Term
	Loan, 3.750%, 3/31/20	80,091
218,869	Seadrill Operating LP (Seadrill Partners
	Finco LLC), Initial Term Loans,
	4.000%, 2/21/21	96,302

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Term Loans — 24.3% (Continued)

	Energy — (Continued)
$299,689	Templar Energy, LLC, Incremental
	Term Loans, 11/25/20	$29,669
		577,737

	Consumer Staples — 0.1%
39,145	B&G Foods, Inc., Tranche B Term Loan,
	3.755%, 10/5/22	39,184
	Total Term Loans	$13,393,952

	Asset-Backed Securities — 3.6%
300,000	Bowman Park CLO Ltd., Ser 2014-1A,
	Class D1, 144a, 4.078%, 11/23/25	263,541
500,000	Clear Creek CLO Ltd., Ser 2015-1A,
	Class D, 144a, 4.217%, 4/20/27	443,600
250,000	Denali Capital Clo XII Ltd., Ser
	2016-1A, Class E, 144a,
	8.379%, 4/15/28	205,505
300,000	Madison Park Funding XII Ltd., Ser
	2014-12A, Class SUB, 144a,
	0.000%, 7/20/26	192,804
500,000	OZLM XIV Ltd., Ser 2015-14A, Class D,
	144a, 6.732%, 1/15/29	424,421
300,000	Symphony CLO XVI Ltd., Ser 2015-16A,
	Class D, 144a, 3.934%, 7/15/28	262,927
250,000	TICP CLO I Ltd., Ser 2015-1A, Class D,
	144a, 3.867%, 7/20/27	194,594
	Total Asset-Backed Securities	$1,987,392

Number
of
Contracts

Purchased Call Options — 0.0%
VIX, Strike @ $30.00, Exp 05/16	147	5,880

Shares

	Investment Funds — 4.4%
6,000	DoubleLine Income Solutions Fund,
	Common Shares±	100,860
2,316,533	Dreyfus Cash Management,
	Institutional Shares, 0.30% ∞Ω	2,316,533
	Total Investment Funds	$2,417,393

Total Long Positions —100.3%
(Cost $55,667,403)	55,340,751

Principal		Market
Amount(A)		Value

	Securities Sold Short — (0.4%)

	Corporate Bond — (0.3%)

	Consumer Discretionary — (0.3%)
$(200,000)	Acosta, Inc., 144a	$(185,500)
	Total Corporate Bond	$(185,500)

Shares

	Common Stock — (0.1%)

	Consumer Staples — (0.1%)
(1,700)	Whole Foods Market, Inc.	(52,887)
	Total Common Stock	$(52,887)

Total Securities Sold Short
(Proceeds $243,469)	$(238,387)

Total —99.9%	$55,102,364

Other Assets in Excess of Liabilities — 0.1%	75,916

Net Assets — 100.0%	$55,178,280

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	All or a portion of these securities are held as collateral for securities sold short. The total value of the securities held as collateral as of March 31, 2016 was $936,840.

(C)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(D)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of March 31, 2016 was 31,920 or 0.1% of net assets.

±	Closed-End Fund.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

144A - This is a restricted security that was sold in a transaction exempt from rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities were valued at $ 22,232,801 or 40.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$37,536,134	$—	$37,536,134
Term Loans	—	13,393,952	—	13,393,952
Asset-Backed Securities	—	1,781,887	205,505	1,987,392
Purchased Option Equity Contracts	5,880	—	—	5,880
Investment Funds	2,417,393	—	—	2,417,393
Total Assets	$2,423,273	$52,711,973	$205,505	$55,340,751
Liabilities:
Securities Sold Short
Corporate Bond	$—	$(185,500)	$—	$(185,500)
Common Stock	$(52,887)	$—	$—	$(52,887)
Other Financial Instruments*
Liabilities:
Forward Foreign Currency Contract	—	(16,195)	—	(16,195)
Total	$2,370,386	$52,510,278	$205,505	$55,086,169

* Other Financial Instruments include derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on forward foreign currency contracts.

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Measurements Using Unobservable Inputs (Level 3)

Assets	Term Loan
Beginning balance	$—
Purchase	205,505
Net accretion and amortization	20
Net change in unrealized appreciation/depreciation	(20)
Ending balance	205,505
Net Change in Unrealized
Appreciation/Depreciation for Investments in Securities Still Held at March 31, 2016	$(20)

Forward Foreign Currency Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Depreciation
Bank of America	04/25/2016	USD	323,151	EUR	298,000	$(16,195)

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone International Small Cap Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.7%

Japan — 22.0%

Consumer Discretionary — 3.0%
Daiichikosho Co. Ltd.	103,400	$4,500,258
HIS Co. Ltd.	156,700	4,369,718
K's Holdings Corp.	104,100	3,448,667

Consumer Staples — 6.0%
Ariake Japan Co. Ltd.	65,600	3,843,625
Ezaki Glico Co. Ltd.	86,000	4,405,157
Morinaga & Co. Ltd/Japan	536,000	2,727,054
NH Foods Ltd.	263,948	5,809,743
Pola Orbis Holdings, Inc.	99,200	8,216,984

Financials — 3.3%
Leopalace21 Corp.	634,700	3,830,587
Nomura Real Estate Master Fund, Inc.
REIT	3,050	4,540,241
Zenkoku Hosho Co. Ltd.	162,100	5,490,469

Health Care — 1.0%
Medipal Holdings Corp.	249,870	3,952,356

Industrials — 2.5%
OSG Corp.†	218,900	4,082,604
Sankyu, Inc.	845,000	3,855,551
Takeuchi Manufacturing Co. Ltd.	182,700	2,640,574

Information Technology — 3.6%
Azbil Corp.	157,100	4,016,956
Capcom Co. Ltd.	142,800	3,479,009
Dexerials Corp.†	297,100	2,932,110
Square Enix Holdings Co. Ltd.	167,400	4,522,065

Materials — 2.6%
Daicel Corp.	300,400	4,094,878
Maruichi Steel Tube Ltd.	112,000	3,067,553
Sumitomo Osaka Cement Co. Ltd.	971,000	3,814,163
Total Japan		91,640,322

United Kingdom — 10.8%

Consumer Discretionary — 3.0%
Greene King PLC	309,126	3,864,258
Howden Joinery Group PLC	758,952	5,209,238
Lookers PLC	1,460,017	3,321,556

Consumer Staples — 1.1%
McBride PLC	1,909,723	4,457,099

Financials — 3.8%
Aldermore Group PLC*	1,222,891	3,688,379
Jupiter Fund Management PLC	740,984	4,346,644
McCarthy & Stone PLC, 144a*	932,236	3,402,194
Virgin Money Holdings UK PLC	827,920	4,386,575

Health Care — 1.0%
Genus PLC	191,695	4,209,658

Information Technology — 1.4%
Micro Focus International PLC	269,119	6,059,487

Materials — 0.5%
Marshalls PLC	425,355	2,174,854
Total United Kingdom		45,119,942

Sweden — 6.4%

Consumer Discretionary — 1.9%
Bilia AB	226,690	5,073,941
Nobia AB	277,187	2,896,992

Financials — 2.6%
Fastighets AB Balder, Class B*	268,233	6,792,934
Hemfosa Fastigheter AB	349,656	3,834,716

Information Technology — 0.8%
NetEnt AB	61,979	3,496,130

Materials — 1.1%
Granges AB	528,366	4,586,322
Total Sweden		26,681,035

Ireland — 6.1%

Consumer Discretionary — 1.3%
Cairn Homes PLC*	3,989,170	5,254,222

Consumer Staples — 2.3%
Greencore Group PLC	1,798,389	9,668,881

Health Care — 1.3%
UDG Healthcare PLC	627,880	5,260,699

Industrials — 1.2%
Kingspan Group PLC	192,322	5,109,998
Total Ireland		25,293,800

Canada — 5.8%

Energy — 1.9%
Raging River Exploration, Inc.*	548,758	3,836,552
Whitecap Resources, Inc.†	691,499	4,121,041

Financials — 0.8%
Element Financial Corp.	314,864	3,394,107

Industrials — 2.1%
Aecon Group, Inc.	336,954	4,184,845
Boyd Group Income Fund†	79,514	4,674,413

Information Technology — 1.0%
Descartes Systems Group, Inc. (The)*	215,184	4,188,529
Total Canada		24,399,487

France — 5.4%

Health Care — 1.2%
Ipsen SA	85,272	4,889,699

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 94.7% (Continued)

France — (Continued)

Industrials — 1.1%
Tarkett SA	148,991	$4,662,922

Information Technology — 2.1%
Alten SA	75,249	4,611,449
Worldline SA, 144a*	167,661	4,312,211

Utilities — 1.0%
Rubis SCA	50,565	4,056,271
Total France		22,532,552

Germany — 5.0%

Consumer Discretionary — 1.3%
Stroeer Media SE†	83,987	5,269,341

Financials — 1.3%
Aurelius AG	88,184	5,350,979

Industrials — 1.2%
KION Group AG	89,747	5,221,281

Telecommunication Services — 1.2%
Freenet AG	166,106	4,961,104
Total Germany		20,802,705

Australia — 4.3%

Financials — 2.4%
Link Administration Holdings Ltd.*	674,433	3,898,069
Magellan Financial Group Ltd.	343,342	5,943,893

Health Care — 1.0%
Estia Health Ltd.†	923,086	4,060,019

Materials — 0.9%
Boral Ltd.	826,075	3,907,380
Total Australia		17,809,361

Italy — 3.4%

Financials — 0.9%
Anima Holding SpA, 144a	531,408	3,875,312

Health Care — 2.5%
DiaSorin SpA	85,169	4,918,110
Recordati SpA	212,361	5,311,958
Total Italy		14,105,380

New Zealand — 2.7%

Materials — 1.1%
Nuplex Industries Ltd.	1,233,024	4,428,846

Utilities — 1.6%
Meridian Energy Ltd.	3,730,007	6,747,587
Total New Zealand		11,176,433

Luxembourg — 2.4%

Financials — 1.4%
Grand City Properties SA	247,169	5,668,845

Industrials — 1.0%
Stabilus SA*	90,761	4,374,303
Total Luxembourg		10,043,148

Switzerland — 2.3%

Financials — 1.1%
Cembra Money Bank AG	68,664	4,798,732

Health Care — 1.2%
Tecan Group AG	32,812	4,985,527
Total Switzerland		9,784,259

Finland — 2.0%

Industrials — 0.9%
Cramo OYJ	189,586	3,899,675

Materials — 1.1%
Metsa Board OYJ	674,064	4,505,874
Total Finland		8,405,549

Austria — 1.8%

Industrials — 1.8%
Flughafen Wien AG	33,245	3,631,637
Wienerberger AG	198,865	3,818,892
Total Austria		7,450,529

Denmark — 1.8%

Industrials — 1.0%
Dfds A/S	113,178	4,113,364

Information Technology — 0.8%
SimCorp A/S	71,091	3,277,012
Total Denmark		7,390,376

Korea — 1.8%

Consumer Discretionary — 0.8%
Hana Tour Service, Inc.	43,419	3,217,047

Consumer Staples — 1.0%
Hugel, Inc.*†	16,794	4,088,361
Total Korea		7,305,408

Norway — 1.5%

Consumer Staples — 1.5%
Salmar ASA	261,186	6,399,234

Netherlands — 1.5%

Consumer Staples — 0.7%
Lucas Bols Holding BV, 144a	142,843	2,925,730

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 94.7% (Continued)

Netherlands — (Continued)

Financials — 0.8%
Flow Traders, 144a	68,066	$3,158,898
Total Netherlands		6,084,628

Isle of Man — 1.4%

Information Technology — 1.4%
Paysafe Group PLC*	988,006	5,996,618

Bermuda — 1.1%

Consumer Discretionary — 0.9%
Travelport Worldwide Ltd.	282,580	3,860,043

Energy — 0.2%
BW LPG Ltd., 144a	154,923	939,732
Total Bermuda		4,799,775

Portugal — 1.1%

Industrials — 1.1%
CTT-Correios de Portugal SA	507,815	4,773,386

Singapore — 1.1%

Industrials — 1.1%
SATS Ltd.	1,501,600	4,400,579

Jersey — 0.8%

Industrials — 0.8%
Regus PLC	763,041	3,463,376

Spain — 0.8%

Health Care — 0.8%
Almirall SA	198,453	3,328,783

Thailand — 0.8%

Consumer Discretionary — 0.8%
Major Cineplex Group PCL	3,740,200	3,211,257

Cayman Islands — 0.6%

Consumer Discretionary — 0.6%
Fu Shou Yuan International Group
Ltd.	3,612,726	2,587,752
Total Common Stocks		$394,985,674

Exchange Traded Fund — 1.7%

United States — 1.7%
iShares MSCI EAFE Small Cap Index
Fund	143,829	7,162,684

	Number
	of	Market
	Rights	Value

Rights — 0.0%

Ireland — 0.0%

Consumer Discretionary — 0.0%
Cairn Homes PLC
Expiration 04/14/16
Strike Price €1.12*	854,822	$36,476

	Shares

Investment Funds — 5.9%
Dreyfus Cash Management, Institutional
Shares, 0.30%∞Ω	10,185,576	$10,185,576
Invesco Government & Agency
Portfolio, Institutional Class,
0.26%**∞Ω	14,310,289	14,310,289
Total Investment Funds		$24,495,865

Total Investment Securities —102.3%
(Cost $396,735,515)		$426,680,699

Liabilities in Excess of Other Assets — (2.3%)		(9,738,539)

Net Assets — 100.0%		$416,942,160

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $13,724,830.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Touchstone International Small Cap Fund (Unaudited) (Continued)

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

REIT- Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities were valued at $18,614,077 or 4.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$91,640,322	$—	$91,640,322
United Kingdom	25,640,315	19,479,627	—	45,119,942
Sweden	—	26,681,035	—	26,681,035
Ireland	10,364,220	14,929,580	—	25,293,800
Canada	24,399,487	—	—	24,399,487
France	—	22,532,552	—	22,532,552
Germany	—	20,802,705	—	20,802,705
Australia	3,898,069	13,911,292	—	17,809,361
Italy	—	14,105,380	—	14,105,380
New Zealand	—	11,176,433	—	11,176,433
Luxembourg	4,374,303	5,668,845	—	10,043,148
Switzerland	9,784,259	—	—	9,784,259
Finland	—	8,405,549	—	8,405,549
Austria	3,631,637	3,818,892	—	7,450,529
Denmark	4,113,364	3,277,012	—	7,390,376
Korea	4,088,361	3,217,047	—	7,305,408
Norway	—	6,399,234	—	6,399,234
Netherlands	3,158,898	2,925,730	—	6,084,628
Isle of Man	—	5,996,618	—	5,996,618
Bermuda	3,860,043	939,732	—	4,799,775
Portugal	—	4,773,386	—	4,773,386
Singapore	4,400,579	—	—	4,400,579
Jersey	—	3,463,376	—	3,463,376
Spain	—	3,328,783	—	3,328,783
Thailand	—	3,211,257	—	3,211,257
Cayman Islands	—	2,587,752	—	2,587,752
Exchange Traded Fund	7,162,684	—	—	7,162,684
Rights Ireland	—	36,476	—	36,476
Investment Funds	24,495,865	—	—	24,495,865
Total	$133,372,084	$293,308,615	$—	$426,680,699

At March 31, 2016, equity securities valued at $37,543,018 and $26,976,691 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when the movement of the designated U.S. market index is no longer significant.

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Large Cap Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.2%

Financials — 23.9%
Alleghany Corp.*	20,918	$10,379,512
Bank of America Corp.	514,214	6,952,173
Berkshire Hathaway, Inc. - Class B*	146,034	20,719,304
BlackRock, Inc.	33,322	11,348,474
Progressive Corp. (The)	319,000	11,209,660
Wells Fargo & Co.	240,044	11,608,528
		72,217,651

Consumer Discretionary — 21.2%
CarMax, Inc.*†	233,717	11,942,938
Carnival Corp. (Panama)	283,439	14,957,076
Dollar Tree, Inc.*	167,320	13,797,207
Lowe's Cos., Inc.	171,882	13,020,062
O'Reilly Automotive, Inc.*	37,930	10,379,924
		64,097,207

Industrials — 15.3%
Deere & Co.	105,338	8,109,972
FedEx Corp.	38,890	6,328,181
General Dynamics Corp.	100,677	13,225,937
General Electric Co.	300,000	9,537,000
Norfolk Southern Corp.	108,420	9,025,965
		46,227,055

Information Technology — 11.6%
Cisco Systems, Inc.	278,637	7,932,795
International Business Machines Corp.	37,172	5,629,699
Microsoft Corp.	104,386	5,765,239
Visa, Inc. - Class A	208,137	15,918,318
		35,246,051

Consumer Staples — 9.6%
Altria Group, Inc.	200,745	12,578,682
Coca-Cola Co. (The)	160,938	7,465,914
Edgewell Personal Care Co.	113,322	9,125,821
		29,170,417

Health Care — 6.8%
Bristol-Myers Squibb Co.	141,369	9,030,652
Eli Lilly & Co.	159,526	11,487,467
		20,518,119

Materials — 5.2%
Mosaic Co. (The)	165,698	4,473,846
NewMarket Corp.	28,812	11,417,043
		15,890,889

Energy — 2.4%
Chevron Corp.	75,406	7,193,732

Telecommunication Services — 2.2%
Verizon Communications, Inc.	123,569	6,682,612
Total Common Stocks		$297,243,733

Investment Funds — 2.3%
Dreyfus Cash Management, Institutional
Shares, 0.30%∞Ω	5,107,603	$5,107,603
Invesco Government & Agency
Portfolio, Institutional Class,
0.26%**∞Ω	1,705,600	1,705,600
Total Investment Funds		$6,813,203

Total Investment Securities —100.5%
(Cost $301,074,478)		$304,056,936

Liabilities in Excess of Other Assets — (0.5%)		(1,371,800)

Net Assets — 100.0%		$302,685,136

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $1,676,080.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$297,243,733	$—	$—	$297,243,733
Investment Funds	6,813,203	—	—	6,813,203
Total	$304,056,936	$—	$—	$304,056,936

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.1%

Financials — 35.2%
American Equity Investment Life
Holding Co.	96,700	$1,624,560
Bancorp, Inc. (The)*	168,100	961,532
BofI Holding, Inc.*†	75,600	1,613,304
Boston Private Financial Holdings, Inc.	157,200	1,799,940
Chatham Lodging Trust REIT	66,400	1,422,952
Columbia Banking System, Inc.	65,900	1,971,728
Cowen Group, Inc. - Class A*†	612,500	2,333,624
Customers Bancorp, Inc.*	84,620	1,999,571
Encore Capital Group, Inc.*†	68,700	1,768,338
Endurance Specialty Holdings Ltd.
(Bermuda)	28,300	1,849,122
Equity Commonwealth REIT*	66,700	1,882,274
Federated National Holding Co.	75,800	1,490,228
FelCor Lodging Trust, Inc. REIT	228,800	1,857,856
First Busey Corp.	53,200	1,089,536
First Cash Financial Services, Inc.	31,500	1,450,890
Green Dot Corp. - Class A*	110,700	2,542,779
Greenlight Capital Re Ltd. (Cayman
Island)*	55,700	1,213,703
Horace Mann Educators Corp.	47,000	1,489,430
Infinity Property & Casualty Corp.	20,400	1,642,200
Lexington Realty Trust REIT	185,900	1,598,740
Maiden Holdings Ltd. (Bermuda)	178,000	2,303,320
Nationstar Mortgage Holdings, Inc.*†	110,900	1,097,910
New Senior Investment Group, Inc. REIT	189,416	1,950,985
Newcastle Investment Corp. REIT	317,316	1,373,978
Popular, Inc. (Puerto Rico)	60,600	1,733,766
Radian Group, Inc.	159,300	1,975,320
Stewart Information Services Corp.	56,900	2,064,332
Stifel Financial Corp.*	44,200	1,308,320
Texas Capital Bancshares, Inc.*	39,300	1,508,334
		48,918,572

Consumer Discretionary — 18.1%
Ascent Capital Group, Inc.*	52,900	783,449
Barnes & Noble, Inc.	138,600	1,713,096
EW Scripps Co. - Class A	95,400	1,487,286
Finish Line, Inc. (The) - Class A	105,800	2,232,380
Gentherm, Inc.*	40,300	1,676,077
Houghton Mifflin Harcourt Co.*	62,900	1,254,226
Jamba, Inc.*†	109,900	1,358,364
LifeLock, Inc.*†	133,800	1,614,966
M I Homes, Inc.*	55,400	1,033,210
Motorcar Parts of America, Inc.*	38,500	1,462,230
New Media Investment Group, Inc.	132,687	2,207,912
SeaWorld Entertainment, Inc.	67,700	1,425,762
Shutterfly, Inc.*	33,200	1,539,484
Skullcandy, Inc.*	206,300	734,428
Steven Madden Ltd.*	41,700	1,544,568
Vera Bradley, Inc.*	89,400	1,818,396
World Wrestling Entertainment, Inc.†	72,000	1,271,520
		25,157,354

Health Care — 9.3%
Air Methods Corp.*	40,900	1,481,398
Anika Therapeutics, Inc.*	45,500	2,034,760
BioTelemetry, Inc.*	116,400	1,359,552
Cynosure, Inc.*	40,700	1,795,684
Kindred Healthcare, Inc.	123,700	1,527,695
Lannett Co., Inc.*†	41,500	744,095
Molina Healthcare, Inc.*	31,000	1,999,190
Providence Service Corp. (The)*	37,500	1,915,125
		12,857,499

Information Technology — 9.0%
AVG Technologies NV (Netherlands)*	97,200	2,016,900
Avid Technology, Inc.*	99,600	673,296
Cardtronics, Inc.*	29,500	1,061,705
ChipMOS TECHNOLOGIES Bermuda Ltd.
(Bermuda)	59,002	1,025,455
Coherent, Inc.*	5,600	514,640
Epiq Systems, Inc.	89,300	1,341,286
Harmonic, Inc.*	175,800	574,866
Methode Electronics, Inc.	81,200	2,374,288
ShoreTel, Inc.*	249,400	1,855,536
VASCO Data Security International,
Inc.*†	65,100	1,002,540
		12,440,512

Industrials — 8.9%
Aerojet Rocketdyne Holdings, Inc.*	84,400	1,382,472
Allegiant Travel Co.	8,100	1,442,286
Celadon Group, Inc.	138,800	1,454,624
Covanta Holding Corp.	133,900	2,257,554
DigitalGlobe, Inc.*	107,300	1,856,290
H&E Equipment Services, Inc.	69,900	1,225,347
Steelcase, Inc. - Class A	115,300	1,720,276
Tutor Perini Corp.*	69,000	1,072,260
		12,411,109

Utilities — 5.2%
NorthWestern Corp.	38,500	2,377,375
PNM Resources, Inc.	43,000	1,449,960
Portland General Electric Co.	55,700	2,199,593
Talen Energy Corp.*	137,600	1,238,400
		7,265,328

Energy — 4.0%
Aegean Marine Petroleum Network, Inc.
(Marshall Islands)†	171,000	1,294,470
Delek U.S. Holdings, Inc.	90,000	1,371,600
Helix Energy Solutions Group, Inc.*	221,200	1,238,720
Newpark Resources, Inc.*	191,000	825,120
PBF Energy, Inc.	26,700	886,440
		5,616,350

Materials — 3.4%
Compass Minerals International, Inc.	19,600	1,388,856
Ferro Corp.*	199,700	2,370,439
Resolute Forest Products, Inc.*	162,600	895,926
		4,655,221

Touchstone Small Cap Value Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.1% (Continued)

Consumer Staples — 3.1%
Andersons, Inc. (The)	46,600	$1,463,706
TreeHouse Foods, Inc.*	32,100	2,784,675
		4,248,381

Telecommunication Services — 1.9%
FairPoint Communications, Inc.*†	88,500	1,316,880
Vonage Holdings Corp.*	299,200	1,367,344
		2,684,224
Total Common Stocks		$136,254,550

Investment Funds — 11.5%
Dreyfus Cash Management, Institutional
Shares, 0.30%∞Ω	2,666,805	2,666,805
Invesco Government & Agency
Portfolio, Institutional Class,
0.26%**∞Ω	13,358,464	13,358,464
Total Investment Funds		$16,025,269

Total Investment Securities —109.6%
(Cost $159,908,973)		152,279,819

Liabilities in Excess of Other Assets — (9.6%)		(13,326,298)

Net Assets — 100.0%		$138,953,521

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $13,103,745.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$136,254,550	$—	$—	$136,254,550
Investment Funds	16,025,269	—	—	16,025,269
Total	$152,279,819	$—	$—	$152,279,819

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Value Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.9%

Financials — 21.5%
American Express Co.	145,792	$8,951,629
American International Group, Inc.	114,077	6,165,862
Bank of America Corp.	512,264	6,925,809
Capital One Financial Corp.	131,130	9,088,620
Citigroup, Inc.	177,789	7,422,691
JPMorgan Chase & Co.	204,265	12,096,573
PNC Financial Services Group, Inc. (The)	117,077	9,901,202
State Street Corp.	123,005	7,198,253
Wells Fargo & Co.	245,432	11,869,092
		79,619,731

Health Care — 20.1%
Anthem, Inc.	38,932	5,411,159
Johnson & Johnson	104,740	11,332,868
Medtronic PLC (Ireland)	175,574	13,168,050
Merck & Co., Inc.	159,229	8,424,806
Pfizer, Inc.	360,073	10,672,564
Sanofi ADR	228,328	9,169,652
Teva Pharmaceutical Industries Ltd. ADR	136,674	7,313,426
UnitedHealth Group, Inc.	70,739	9,118,257
		74,610,782

Information Technology — 11.8%
Intel Corp.	117,447	3,799,410
Microsoft Corp.	220,794	12,194,453
Oracle Corp.	290,273	11,875,068
QUALCOMM, Inc.	161,708	8,269,747
Texas Instruments, Inc.	132,282	7,595,632
		43,734,310

Industrials — 11.2%
Deere & Co.†	42,844	3,298,560
General Dynamics Corp.	53,764	7,062,977
Honeywell International, Inc.	67,406	7,552,842
Norfolk Southern Corp.	49,600	4,129,200
Raytheon Co.	34,668	4,251,337
Stanley Black & Decker, Inc.	36,355	3,824,910
United Technologies Corp.	111,800	11,191,180
		41,311,006

Energy — 10.0%
BP PLC ADR	283,746	8,563,454
Chevron Corp.	28,900	2,757,060
ConocoPhillips	205,111	8,259,820
Occidental Petroleum Corp.	150,589	10,304,805
Phillips 66	82,843	7,173,375
		37,058,514

Consumer Discretionary — 6.5%
Carnival Corp. (Panama)	105,296	5,556,470
Ford Motor Co.	180,793	2,440,706
Johnson Controls, Inc.	274,652	10,703,188
Target Corp.	66,095	5,438,297
		24,138,661

Consumer Staples — 5.7%
Altria Group, Inc.	142,988	8,959,628
Philip Morris International, Inc.	124,945	12,258,354
		21,217,982

Materials — 5.5%
Air Products & Chemicals, Inc.	80,300	11,567,215
CRH PLC ADR	306,771	8,644,807
		20,212,022

Telecommunication Services — 4.7%
AT&T, Inc.	107,159	4,197,418
Verizon Communications, Inc.	244,151	13,203,686
		17,401,104

Utilities — 0.9%
Entergy Corp.	41,508	3,290,754
Total Common Stocks		$362,594,866

Investment Funds — 2.7%
Dreyfus Cash Management, Institutional
Shares, 0.30%∞Ω	7,030,849	7,030,849
Invesco Government & Agency
Portfolio, Institutional Class,
0.26%**∞Ω	3,054,262	3,054,262
Total Investment Funds		$10,085,111

Total Investment Securities —100.6%
(Cost $306,545,473)		$372,679,977

Liabilities in Excess of Other Assets — (0.6%)		(2,406,186)

Net Assets — 100.0%		$370,273,791

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $2,876,423.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Touchstone Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$362,594,866	$—	$—	$362,594,866
Investment Funds	10,085,111	—	—	10,085,111
Total	$372,679,977	$—	$—	$372,679,977

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

March 31, 2016 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S.GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The Credit Opportunities Fund held Level 3 categorized securities during the period ended March 31, 2016. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2016, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments of the International Small Cap Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades.To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2.The Credit Opportunities Fund’s investment in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Board, and are generally categorized in Level 2 or Level 3.The Credit Opportunities Fund’s investment in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2 or Level 3. Debt securities with a remaining maturity of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Notes to Portfolios of Investments (Unaudited) (Continued)

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Bank Loans— The Credit Opportunities Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned.These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Portfolios of Investments (Unaudited) (Continued)

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2016, the Fund did not hold any unfunded loan commitments.

Collateralized Loan Obligations —The Credit Opportunities Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield.The riskiest segment is the subordinated or “equity” tranche.This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securities sold short— The Credit Opportunities Fund engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2016, the Credit Opportunities Fund held securities sold short with a fair value of $238,387 and had securities with a fair value of $936,840 held as collateral for securities sold short.

Notes to Portfolios of Investments (Unaudited) (Continued)

Options— The Credit Opportunities Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing call options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price.

As of March 31, 2016, the Credit Opportunities Fund held a purchased option with a fair value of $5,880.

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

Real Estate Investment Trusts— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Notes to Portfolios of Investments (Unaudited) (Continued)

Derivative instruments and hedging activities— The following table sets forth the fair value of the Credit Opportunities Fund’s derivative financial instruments by primary risk exposure as of March 31, 2016:

Fair Value of Derivative Investments As of March 31, 2016
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Credit Opportunities Fund	Forward Foreign Currency Contracts*	$—	$16,195
	Purchased Options-Equity Contracts*	5,880	—

* Amount for Purchased Options represents market value. Amount for Forward Foreign Currency Contracts represents unrealized depreciation.

For the period ended March 31, 2016, the average quarterly balance of outstanding derivative financial instruments were as follows:

Credit
Opportunities
Fund
Equity Contracts:
Purchased Options - Cost	$3,743
Forward foreign currency contracts:
Average number of contracts	1
Average U.S. dollar amount purchased	$623,162
Average U.S. dollar amount sold	$461,358

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of March 31, 2016, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received	Net Amount
International Small Cap Fund	Common Stocks	$13,724,830	$14,310,289	$585,459
Large Cap Fund	Common Stocks	1,676,080	1,705,600	29,520
Small Cap Value Opportunities Fund	Common Stocks	13,103,745	13,358,464	254,719
Value Fund	Common Stocks	2,876,423	3,054,262	177,839

* The remaining contractual maturity is overnight for all securities.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Notes to Portfolios of Investments (Unaudited) (Continued)

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2016, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Credit Opportunities Fund	$55,667,403	$855,897	$(1,182,549)	$(326,652)
International Small Cap Fund	396,735,515	40,968,309	(11,023,125)	29,945,184
Large Cap Fund	301,074,478	18,005,403	(15,022,945)	2,982,458
Small Cap Value Opportunities Fund	159,908,973	14,695,026	(22,324,180)	(7,629,154)
Value Fund	306,545,473	80,231,874	(14,097,370)	66,134,504

21

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/25/16

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	5/25/16

* Print the name and title of each signing officer under his or her signature.